Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2013
Accumulated Other Comprehensive Income (Loss)
3.	Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) for the nine months ended September 30, 2013 was as follows (in thousands):

	Accumulated Other Comprehensive Income (Loss)	Change Related to Cash Flow Hedges		Change Related to Shipboard Retirement Plan
Accumulated other comprehensive income (loss) at beginning of period	$(17,619)	$(7,872)		$(9,747)
Current period other comprehensive loss before reclassifications	(12,292)	(12,292)		—
Amounts reclassified	(3,187)	(3,529	)(1)	342 (2)

Accumulated other comprehensive income (loss) at end of period	$(33,098)	$(23,693	)(3)	$(9,405)

(1)	We refer you to Note 7— “Fair Value Measurements and Derivatives” for the affected line items in the Consolidated Statements of Operations.
(2)	Amortization of prior-service cost and actuarial loss reclassified to payroll and related expense.
(3)	Of the existing amounts related to derivatives designated as cash flow hedges, $1.8 million of income is expected to be reclassified into earnings in the next 12 months.